Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	15-Aug-14
Class A-2 Notes	$414,000,000.00	0.550%	15-Apr-16
Class A-3 Notes	$420,200,000.00	0.820%	15-Dec-17
Class A-4 Notes	$100,930,000.00	1.250%	15-Oct-18
Class B Notes	$39,480,000.00	1.680%	15-Nov-18
Class C Notes	$26,320,000.00	1.910%	15-Mar-19
Class D Notes	$26,320,000.00	2.500%	15-Jan-20
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,237,398.33

Principal:
Principal Collections	$16,662,520.59
Prepayments in Full	$9,436,122.44
Liquidation Proceeds	$417,398.21
Recoveries	$13,843.44
Sub Total	$26,529,884.68
Collections	$28,767,283.01

Purchase Amounts:
Purchase Amounts Related to Principal	$254,101.08
Purchase Amounts Related to Interest	$1,884.32
Sub Total	$255,985.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,023,268.41

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,023,268.41
Servicing Fee	$578,107.33	$578,107.33	$0.00	$0.00	$28,445,161.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,445,161.08
Interest - Class A-2 Notes	$24,046.90	$24,046.90	$0.00	$0.00	$28,421,114.18
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$28,133,977.51
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$28,028,842.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,028,842.09
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$27,973,570.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,973,570.09
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$27,931,677.42
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,931,677.42
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$27,876,844.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,876,844.09
Regular Principal Payment	$25,420,360.56	$25,420,360.56	$0.00	$0.00	$2,456,483.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,456,483.53
Residuel Released to Depositor	$0.00	$2,456,483.53	$0.00	$0.00	$0.00
Total		$29,023,268.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,420,360.56
Total					$25,420,360.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$25,420,360.56	$61.40	$24,046.90	$0.06	$25,444,407.46	$61.46
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$25,420,360.56	$18.94	$568,316.99	$0.42	$25,988,677.55	$19.36

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$52,465,956.25	0.1267294	$27,045,595.69	0.0653275
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$665,715,956.25	0.4959702	$640,295,595.69	0.4770315

Pool Information
Weighted Average APR	4.208%	4.204%
Weighted Average Remaining Term	41.87	41.02
Number of Receivables Outstanding	39,057	38,283
Pool Balance	$693,728,800.45	$666,709,401.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$669,301,971.98	$643,476,320.43
Pool Factor	0.5086051	0.4887959

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$10,000,641.02
Yield Supplement Overcollateralization Amount	$23,233,081.20
Targeted Overcollateralization Amount	$26,413,805.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,413,805.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		81	$249,256.50
(Recoveries)		50	$13,843.44
Net Losses for Current Collection Period			$235,413.06
Cumulative Net Losses Last Collection Period			$3,679,252.40
Cumulative Net Losses for all Collection Periods			$3,914,665.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.41%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.38%	473	$9,229,260.88
61-90 Days Delinquent	0.15%	39	$976,742.40
91-120 Days Delinquent	0.03%	7	$183,422.72
Over 120 Days Delinquent	0.05%	19	$363,576.65
Total Delinquent Receivables	1.61%	538	$10,753,002.65

Repossession Inventory:
Repossessed in the Current Collection Period		19	$394,859.44
Total Repossessed Inventory		29	$599,443.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3230%
Preceding Collection Period			0.6750%
Current Collection Period			0.4153%
Three Month Average			0.4711%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1827%
Preceding Collection Period			0.1715%
Current Collection Period			0.1698%
Three Month Average			0.1747%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer